THE WRIGHT ASSET ALLOCATION TRUST

                        Supplement to Combined Prospectus
                                       of

                     Wright Managed Growth with Income Fund
                     Wright Managed Income with Growth Fund
                           Wright Managed Growth Fund

                                      dated
                                   May 1, 2001



As of the date of this Supplement, shares of the WRIGHT MANAGED INCOME WITH GROWTH FUND and WRIGHT MANAGED GROWTH FUND are not available for purchase. Contact the Principal Underwriter or your broker for the latest information.




 July 23,2001




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                        THE WRIGHT ASSET ALLOCATION TRUST

           Supplement to Combined Statement of Additional Information
                                       of

                     Wright Managed Growth with Income Fund
                     Wright Managed Income with Growth Fund
                           Wright Managed Growth Fund

                                      dated
                                   May 1, 2001

As of the date of this Supplement, shares of the WRIGHT MANAGED INCOME WITH GROWTH FUND and WRIGHT MANAGED GROWTH FUND are not available for purchase. Contact the Principal Underwriter or your broker for the latest information.



 July 23,2001